UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2922

Waddell & Reed Advisors Cash Management, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF WADDELL & REED ADVISORS CASH MANAGEMENT

June 30, 2005
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificate of Deposit - 4.07%
Banks
Citibank, N.A.,
3.21%, 8-22-05	$25,000	$25,000,000

Commercial Paper
Banks - 3.64%
Rabobank USA Financial Corp.,
3.14%, 7-25-05	413	412,135
Rabobank USA Financial Corp.,
3.415%, 9-30-05	8,800	8,724,035
Rabobank USA Financial Corp.,
3.3%, 10-20-05	10,300	10,195,198
Royal Bank of Scotland PLC (The),
3.285%, 7-12-05	3,015	3,011,974
		22,343,342
Finance Companies - 9.03%
Ciesco, LLC,
3.03%, 7-11-05	14,000	13,988,217
Ciesco, LLC,
3.26%, 7-22-05	300	299,430
Ciesco, LLC,
3.14%, 8-3-05	9,500	9,472,656
PACCAR Financial Corp.,
3.49%, 1-19-06	5,650	5,539,357
Preferred Receivables Funding Corp.,
3.25%, 7-8-05	1,275	1,274,194
Preferred Receivables Funding Corp.,
3.29%, 7-13-05	300	299,671
Preferred Receivables Funding Corp.,
3.29%, 7-14-05	332	331,606
Preferred Receivables Funding Corp.,
3.22%, 7-20-05	4,550	4,542,268
Preferred Receivables Funding Corp.,
3.25%, 8-29-05	1,151	1,144,869
River Fuel Trust #1 (Bank of New York (The)),
3.14%, 7-18-05	6,009	6,000,090
River Fuel Trust #1 (Bank of New York (The)),
3.27%, 7-18-05	3,000	2,995,367
Vehicle Services of America Ltd. (Bank of America, N.A.),
3.35%, 9-13-05	7,800	7,746,288
Vehicle Services of America Ltd. (Bank of America, N.A.),
3.43%, 9-13-05	1,819	1,806,175
		55,440,188
Food and Related - 3.34%
McCormick & Co. Inc.,
2.95%, 8-16-05	8,100	8,069,468
McCormick & Co. Inc.,
3.38%, 8-31-05	257	255,528
McCormick & Co. Inc.,
3.27%, 11-15-05	12,300	12,146,937
		20,471,933
Health Care - Drugs - 0.72%
Alcon Capital Corporation (Nestle S.A.),
3.08%, 7-1-05	1,449	1,449,000
GlaxoSmithKline Finance plc,
3.42%, 9-27-05	3,000	2,974,920
		4,423,920
Multiple Industry - 2.04%
General Electric Capital Corporation,
3.04%, 8-8-05	12,550	12,509,728

Security and Commodity Brokers - 0.56%
UBS Finance Delaware LLC,
3.26%, 7-11-05	1,300	1,298,823
UBS Finance Delaware LLC,
3.43%, 9-23-05	400	396,799
UBS Finance Delaware LLC,
3.42%, 9-27-05	750	743,730
UBS Finance Delaware LLC,
3.3%, 10-3-05	1,000	991,383
		3,430,735
Utilities - Telephone - 1.19%
SBC Communications Inc.,
3.23%, 7-13-05	1,565	1,563,315
Verizon Global Funding, Inc.,
3.3%, 7-22-05	2,349	2,344,478
Verizon Network Funding Corporation,
3.3%, 7-19-05	3,400	3,394,390
		7,302,183

Total Commercial Paper - 20.52%		125,922,029

Notes
Banks - 3.20%
Bank of New York Company Inc. (The),
2.2%, 5-12-06	3,500	3,455,336
Wells Fargo & Company,
3.18%, 7-5-05	8,000	8,000,000
Wells Fargo & Company,
3.19%, 7-15-05	8,200	8,200,000
		19,655,336
Beverages - 2.06%
Diageo Capital plc,
6.125%, 8-15-05	12,600	12,641,391

Business Equipment and Services - 1.46%
Berkeley Hills Country Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 2000 (Wachovia Bank, N.A.),
3.41%, 7-7-05	7,855	7,855,000
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
3.41%, 7-6-05	1,120	1,120,000
		8,975,000
Computers - Main and Mini - 3.04%
International Business Machines Corporation,
3.14%, 7-8-05	18,650	18,650,000

Electrical Equipment - 0.58%
Emerson Electric Co.,
6.3%, 11-1-05	3,500	3,533,112
Finance Companies - 9.17%
Caterpillar Financial Services Corp.,
2.65%, 1-30-06	7,940	7,895,988
Caterpillar Financial Services Corp.,
5.95%, 5-1-06	10,000	10,179,682
DBSI First Mortgage 1998 Corp., Variable Rate Demand Taxable Revenue Bonds, 1998 (U.S. Bank National Association),
3.38%, 7-7-05	990	990,000
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank National Association),
3.4%, 7-7-05	4,100	4,100,000
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
3.34%, 7-7-05	6,800	6,800,000
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank, National Association),
3.29%, 7-7-05	10,000	10,000,000
USAA Capital Corp.,
3.13%, 12-15-05 (A)	3,400	3,392,358
Unilever Capital Corporation,
6.875%, 11-1-05	12,750	12,912,637
		56,270,665
Food and Related - 0.87%
Butter Krust Baking Company, Inc., Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series of1999 (Wachovia Bank, N.A.),
3.44%, 7-7-05	1,985	1,985,000
Cheney Bros, Inc., Taxable Variable Rate Demand Revenue Bonds, Series 1997 (Wachovia Bank, N.A.),
3.41%, 7-7-05	3,050	3,050,000
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
3.38%, 7-7-05	326	326,000
		5,361,000
Furniture and Furnishings - 0.46%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
3.41%, 7-7-05	2,815	2,815,000

Health Care - General - 1.85%
B & D Associates, LLP and Eye Associates of Boca Raton, P.A., Taxable Variable Rate Demand Bonds (B& D Associates Project), Series 2005 (Wachovia Bank, N.A.),
3.39%, 7-7-05	2,500	2,500,000
Tallahassee Orthopedic Center, L.C., Incremental Taxable Variable Rate Demand Bonds, Series 2004 (Wachovia Bank, N.A.),
3.34%, 7-7-05	5,835	5,835,000
Waukesha Health Systems, Inc., Taxable Adjustable Demand Revenue Bonds, Series 1996 (Bank One, N.A),
3.33%, 7-7-05	3,025	3,025,000
		11,360,000
Hospital Supply and Management - 1.07%
Autumn House at Powder Mill, Inc., Taxable Variable Rate Demand Bonds, Series of 2003 (Suntrust Bank),
3.3%, 7-7-05	1,250	1,250,000
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
3.25%, 7-6-05	5,310	5,310,000
		6,560,000
Hotels and Gaming - 0.40%
Waco Investors II of Duluth Limited Partnership Bonds, Series 1995 (U.S. Bank, National Association),
3.38%, 7-7-05	2,480	2,480,000

Household - General Products - 2.04%
Procter & Gamble Company (The),
3.34%, 7-7-05	12,500	12,500,000

Insurance - Property and Casualty - 2.10%
MBIA Global Funding, LLC (MBIA Insurance Corporation),
3.28563%, 7-29-05	12,900	12,900,000

Leisure Time Industry - 1.12%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
3.41%, 7-7-05	6,865	6,865,000

Multiple Industry - 3.92%
Heller Financial, Inc.,
6.375%, 3-15-06	8,100	8,268,686
The Salvation Army, Taxable Multi-Modal Revenue Bonds, Series 2005A (The Bank of New York),
3.32%, 7-7-05	15,800	15,800,000
		24,068,686
Real Estate Investment Trust - 0.82%
701 Green Valley Associates, LLC, Taxable Variable Rate Demand Bonds, Series 1997 (Wachovia Bank, N. A.),
3.41%, 7-7-05	2,000	2,000,000
Handy, L.C., Taxable Variable Rate Demand Revenue Bonds, Series 2001 (U.S. Bank, National Association),
3.43%, 7-7-05	3,060	3,060,000
		5,060,000
Restaurants - 1.75%
McDonald's Corporation,
4.488%, 3-7-06 (A)	10,700	10,765,817

Retail - General Merchandise - 3.99%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank, National Association),
3.45%, 7-5-05	2,000	2,000,000
Wal-Mart Stores, Inc.,
5.586%, 6-1-06	22,150	22,518,471
		24,518,471
Retail - Specialty Stores - 0.22%
El Dorado Enterprises of Miami, Inc., Taxable Variable Rate Demand Bonds, Series 1999 (Wachovia Bank, N.A.),
3.41%, 7-7-05	1,320	1,320,000

Trucking and Shipping - 0.07%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
3.39%, 7-7-05	415	415,000

Total Notes - 40.19%		246,714,478

TOTAL CORPORATE OBLIGATIONS - 64.78%		$397,636,507

(Cost: $397,636,507)

MUNICIPAL OBLIGATIONS

Alabama - 0.62%
The Industrial Development Board of the City of Dothan, Alabama's Taxable Adjustable/Fixed Rate Industrial Revenue Bonds, Series 1999 (Dunbarton Project), (Wachovia Bank, N.A.),
3.41%, 7-7-05	3,825	3,825,000

California - 7.38%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Air Products Manufacturing Corporation), Taxable Series 1997A,
3.11%, 7-6-05	22,000	22,000,000
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Air Products and Chemicals, Inc./Wilmington Facility), Taxable Series 1997A,
3.11%, 7-6-05	8,950	8,950,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
3.31%, 7-6-05	9,000	9,000,000
Port of Oakland, California, Commercial Paper Notes, Series F (Taxable), (Bank of America, N.A. and JPMorgan Chase Bank),
3.13%, 7-11-05	3,182	3,179,233
California Statewide Communities Development Authority, Variable Rate Demand, Taxable Multifamily Housing Revenue Bonds (La Puenta Apartments), 2001 Series JJ-T (U.S. Bank, National Association),
3.75%, 7-5-05	2,200	2,200,000
		45,329,233
Colorado - 0.21%
Kit Carson County, Colorado, Agricultural Development Revenue Bonds (Taxable), (Midwest Farms, L.L. C. Project), Series 1997 (Wells Fargo Bank),
3.33%, 7-7-05	1,300	1,300,000

District of Columbia - 0.42%
District of Columbia Revenue Bonds (American Society for Microbiology Project) Series 1998B (Taxable), (Wachovia Bank, N.A.),
3.39%, 7-7-05	2,545	2,545,000

Florida - 1.71%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Multi-Tenant Office Building Project), Taxable Series 2004C (Bank of America, N.A.),
3.25%, 7-6-05	8,000	8,000,000
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
3.25%, 7-6-05	2,500	2,500,000
		10,500,000
Kansas - 0.93%
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 ( U.S. Bank, National Association),
3.45%, 7-5-05	5,700	5,700,000

Maine - 0.50%
Finance Authority of Maine, Taxable Electric Rate Stabilization Revenue Notes, Series 1998A (Maine Public Service Company), (AMBAC Assurance Corporation),
3.25%, 7-6-05	3,040	3,040,000

Maryland - 3.14%
Mayor and City Council of Baltimore (City of Baltimore,
      Maryland), General Obligation Bonds, Consolidated Public
      Improvement Bonds, Series 2003D (Variable Rate
      Demand/Taxable), (Financial Security Assurance Inc.),

3.28%, 7-7-05	14,000	14,000,000
Mayor and City Council of Baltimore (City of Baltimore,
      Maryland), General Obligation Bonds, Consolidated Public
      Improvement Refunding Bonds, Series 2003C (Variable Rate
      Demand/Taxable), (Financial Security Assurance Inc.),

3.28%, 7-7-05	5,290	5,290,000
		19,290,000
Minnesota - 0.16%
City of Lake City, Minnesota, Taxable Industrial Development Revenue Bonds (Valley Craft, Inc. Project), Series 1997 (U.S. Bank, National Association),
3.43%, 7-7-05	1,000	1,000,000

Missouri - 0.33%
City of Bethany, Missouri, Taxable Industrial Development Revenue Bonds (Central Programs, Inc. Project), Series 2002 (UMB Bank, N.A.),
3.41%, 7-7-05	2,010	2,010,000

New York - 4.06%
City of New York (The), General Obligation Bonds, Fiscal 1995 Series B (Westdeutsche Landesbank Gironzentrale),
3.25%, 7-26-05	14,845	14,845,000
Nassau County Industrial Development Agency, Taxable Variable Rate Demand Revenue Bonds (57 Seaview Realty Associates, LLC 2004 Project), (Wachovia Bank, N.A.),
3.34%, 7-7-05	10,060	10,060,000
		24,905,000
Pennsylvania - 0.42%
Berks County Industrial Development Authority, Federally-Taxable Variable Rate Demand/Fixed Rate Revenue Bonds (Tray-Pak Corp. Project), Series B of 2001 (Wachovia Bank, N.A.),
3.39%, 7-7-05	2,545	2,545,000

Rhode Island - 0.42%
Rhode Island Economic Development Corporation, Taxable Variable Rate Economic Development Revenue Bonds (AAA Southern New England Project), Series 1998 (Wachovia Bank, N.A.),
3.41%, 7-7-05	2,580	2,580,000
Texas - 1.22%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
3.11%, 7-6-05	7,500	7,500,000

Virginia - 1.14%
Alexandria Redevelopment and Housing Authority, Taxable Multifamily Housing Revenue Bonds (Fairfield Village Square Project), Series 2005B (Fannie Mae),
3.24%, 7-7-05	7,000	7,000,000

Washington - 2.82%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Springfield Meadows Apartments Project), Series 2001B (U.S. Bank, National Association),
3.45%, 7-5-05	4,210	4,210,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Columbia Heights Retirement Project), Series 2004 B (Wells Fargo Bank, N.A.),
3.29%, 7-5-05	3,400	3,400,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Brittany Park Project), Series 1996B (U.S. Bank of Washington, National Association),
3.35%, 7-7-05	2,955	2,955,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Seaport Landing Retirement Project), Series 2005B (Bank of America),
3.29%, 7-5-05	1,320	1,320,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Housing Revenue Bonds (Country Club Apartments Project), Series2001B (U.S. Bank, National Association),
3.55%, 7-5-05	1,975	1,975,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Nonprofit Revenue Bonds (Virginia Mason Research Center Project), Series 1997B (U.S. Bank, National Association),
3.38%, 7-7-05	1,965	1,965,000
Washington Economic Development Finance Authority,
      Taxable Variable Rate Demand Industrial Revenue Bonds
      (Tonkin Building Associates, LLC Project), Series 1997B
      (U.S. Bank of Washington, National Association),

3.38%, 7-7-05	1,495	1,495,000
		17,320,000
Wisconsin - 0.76%
Town of Wood River, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U. S. Bank, National Association),
3.45%, 7-5-05	3,605	3,605,000
Village of Oregon, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Five K Partnership and Wisco Industries, Inc. Project), Series 2001B (U.S. Bank, National Association),
3.38%, 7-7-05	1,085	1,085,000
		4,690,000

TOTAL MUNICIPAL OBLIGATIONS - 26.24%		$161,079,233

(Cost: $161,079,233)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Farm Credit Bank,
2.35%, 10-26-05	5,000	5,000,000
Overseas Private Investment Corporation,
3.21%, 7-6-05	20,102	20,101,875
Overseas Private Investment Corporation,
3.31%, 7-6-05	30,047	30,046,511

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 8.98%		$55,148,386

(Cost: $55,148,386)

TOTAL INVESTMENT SECURITIES - 100.00%		$613,864,126

(Cost: $613,864,126)

Notes to Schedule of Investments
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $14,158,175 or 2.31% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Cash Management, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date August 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date August 29, 2005